Financial Assets at Fair Value - Summary of Movement of Other Investment (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other investments
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
At beginning of the year	¥ 236	¥ 386
Additions	160	0
Fair value change	0	53
Disposal	(74)	(200)
Currency translation differences	19	(3)
At end of the year	341	236
Current	37	37
Non-current	304	199
Short term investments
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
At beginning of the year	1,029	0
Additions	160	5,616
Business combinations	0	100
Fair value change	26	52
Disposals	(1,215)	(4,739)
At end of the year	¥ 0	¥ 1,029